Risk Management Activities - Maturity Analysis of Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	$ 1	$ 3
Accounts payable, accrued liabilities and other current liabilities	756	809
Principal repayments	3,808	3,466
Exchangeable securities	750
Interest on debt	197	203	$ 164
Dividends payable	49	$ 49
Cost
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	1
Accounts payable, accrued liabilities and other current liabilities	756
Principal repayments	3,692
Exchangeable securities	750
Other risk management (assets) liabilities	4
Lease liabilities	151
Interest on debt	1,488
Dividends payable	49
Total	7,281
Cost | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	545
Cost | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	251
Cost | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	1,006
Cost | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	39
Cost | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	570
Cost | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	952
Cost | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	105
Cost | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	223
Cost | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	224
Cost | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	167
Cost | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	1
Accounts payable, accrued liabilities and other current liabilities	756
Principal repayments	566
Exchangeable securities	0
Other risk management (assets) liabilities	11
Lease liabilities	4
Interest on debt	205
Dividends payable	49
Total	1,590
Cost | 2025 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	400
Cost | 2025 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	69
Cost | 2025 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	58
Cost | 2025 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	15
Cost | 2025 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	53
Cost | 2025 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	24
Cost | 2025 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	(55)
Cost | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable, accrued liabilities and other current liabilities	0
Principal repayments	169
Exchangeable securities	0
Other risk management (assets) liabilities	(1)
Lease liabilities	5
Interest on debt	178
Dividends payable	0
Total	418
Cost | 2026 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	68
Cost | 2026 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	61
Cost | 2026 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	16
Cost | 2026 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	53
Cost | 2026 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	24
Cost | 2026 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	14
Cost | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable, accrued liabilities and other current liabilities	0
Principal repayments	331
Exchangeable securities	0
Other risk management (assets) liabilities	0
Lease liabilities	5
Interest on debt	169
Dividends payable	0
Total	571
Cost | 2027 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	69
Cost | 2027 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	65
Cost | 2027 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	21
Cost | 2027 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	53
Cost | 2027 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	176
Cost | 2027 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	13
Cost | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable, accrued liabilities and other current liabilities	0
Principal repayments	309
Exchangeable securities	0
Other risk management (assets) liabilities	(1)
Lease liabilities	5
Interest on debt	151
Dividends payable	0
Total	528
Cost | 2028 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	145
Cost | 2028 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	74
Cost | 2028 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	66
Cost | 2028 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	24
Cost | 2028 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	52
Cost | 2028 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	12
Cost | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable, accrued liabilities and other current liabilities	0
Principal repayments	824
Exchangeable securities	0
Other risk management (assets) liabilities	(1)
Lease liabilities	5
Interest on debt	136
Dividends payable	0
Total	982
Cost | 2029 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2029 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	110
Cost | 2029 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	575
Cost | 2029 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2029 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	42
Cost | 2029 | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	74
Cost | 2029 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	23
Cost | 2029 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	12
Cost | 2029 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2029 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	6
Cost | 2030 and thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable, accrued liabilities and other current liabilities	0
Principal repayments	1,493
Exchangeable securities	750
Other risk management (assets) liabilities	(4)
Lease liabilities	127
Interest on debt	649
Dividends payable	0
Total	3,192
Cost | 2030 and thereafter | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2030 and thereafter | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	141
Cost | 2030 and thereafter | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	431
Cost | 2030 and thereafter | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	39
Cost | 2030 and thereafter | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	248
Cost | 2030 and thereafter | Non-recourse and other – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	628
Cost | 2030 and thereafter | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	6
Cost | 2030 and thereafter | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	0
Cost | 2030 and thereafter | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2030 and thereafter | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	$ 177